UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

17605 Wright Street, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 3/31

Date of reporting period:    9/30/13

Item 1.  Reports to Stockholders.

Discretionary Managed Futures Strategy Fund

Semi-Annual

September 30, 2013

Class A (FUTEX)

18 West 140 Butterfield Road,

15th Floor

Oak Brook, IL 60181

1-888-985-9750

Discretionary Managed Futures Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2013, as compared to its benchmark:
Inception** -
September 30, 2013
Discretionary Managed Futures Strategy Fund	0.70%
Barclay BTOP50 Index (a)	(0.73)%
S&P 500 Total Return Index (b)	2.70%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses is 2.72% for Class A shares  per the most recent prospectus.The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest including Underlying Pools, or extraordinary expenses such as litigation) will not exceed 2.59% of average daily net assets attributable to Class A shares of the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call toll-free 1-888-985-9750.

(a) The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

(b) The Standard and Poor’s (‘‘S&P’’) 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

** Inception date is September 3, 2013.

Holdings by Asset Class	% of Net Assets
U.S. Government & Agency Obligations	67.6%
Money Market Fund	16.7%
Other / Cash & Cash Equivalents	15.70%
100.0%
Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2013
Principal ($)		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.6%
75,000	United States Treasury Note/Bond	1.5000	8/31/2018	$ 75,498
25,000	United States Treasury Note/Bond	2.5000	8/15/2023	24,746
90,000	United States Treasury Note/Bond	0.3750	8/31/2015	90,113
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $188,005)			190,357
Shares
	SHORT-TERM INVESTMENT - 16.7%
	MONEY MARKET FUND - 16.7%
46,934	Dreyfus Cash Management Fund - Institutional Class, 0.04% (a) (Cost $46,934)			46,934

	TOTAL INVESTMENTS (Cost $234,939) (b) - 84.3%			$ 237,291
	LIABILITIES IN EXCESS OF OTHER ASSETS - 15.7%			44,473
	NET ASSETS - 100.0%			$ 281,764

* Non-income producing investment.
+ All of this investment is a holding of Meech Lake Commodity Fund LP which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
LP - Limited Partnership.
(a) Money market fund; interest rate reflects the seven-day effective yield on September 30, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $279,939 and differs from market value by by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 2,352
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 2,352

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

ASSETS
Investment securities:
At cost	$ 234,939
At value	$ 237,291
Cash	45,075
Due from advisor	22,168
Interest receivable	207
TOTAL ASSETS	304,741

LIABILITIES
Fees payable to other affiliates	13,435
Management fees payable	254
Distribution (12b-1) fees payable	44
Accrued expenses and other liabilities	9,244
TOTAL LIABILITIES	22,977
NET ASSETS	$ 281,764

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 280,000
Accumulated net investment loss	(409)
Accumulated net realized loss from future contracts	(179)
Net unrealized appreciation on investments	2,352
NET ASSETS	$ 281,764

Shares of beneficial interest outstanding	27,990
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.07
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 10.68

(a) Redemptions of shares held less than 90 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period September 3, 2013* to September 30, 2013

INVESTMENT INCOME
Interest	$ 145
TOTAL INVESTMENT INCOME	145

EXPENSES
Investment advisory fees	309
Distribution (12b-1) fees	44
Professional fees	6,330
Administrative services fees	4,651
Accounting services fees	3,785
Transfer agent fees	2,609
Compliance officer fees	2,390
Registration fees	2,214
Custodian fees	1,225
Trustees fees and expenses	646
Printing and postage expenses	646
Insurance expense	270
Non 12b-1 shareholder servicing	129
Management fees	85
Other expenses	267
TOTAL EXPENSES	25,600

Less: Fees waived and expenses reimbursed	(25,046)

NET EXPENSES	554
NET INVESTMENT LOSS	(409)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Future contracts	(179)

Net change in unrealized appreciation on:
Security transactions	2,352

NET GAIN ON INVESTMENTS	2,173
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,764

* Commencement of Operations.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 3, 2013**
to September 30, 2013
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (409)
Net realized loss from future contracts	(179)
Net change in unrealized appreciation on
security transactions	2,352
Net increase in net assets resulting from operations	1,764

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	280,000
Net increase in net assets from shares of beneficial interest	280,000

TOTAL INCREASE IN NET ASSETS	281,764

NET ASSETS
Beginning of Period	-
End of Period *	$ 281,764
*Includes accumulated net investment loss of:	$ (409)

** Commencement of Operations.

SHARE ACTIVITY
Class A:
Shares Sold	27,990
Net increase in shares of beneficial interest outstanding	27,990

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A
		Period* Ended
		September 30, 2013
		(Unaudited)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (1)	(0.01)
	Net unrealized gain
	on investments	0.08
Total from investment operations		0.07

Net asset value, end of period		$ 10.07

Total return (2)(5)		0.70%

Net assets, at end of period (000s)		$ 282

Ratios excluding the expenses of DMFSFL-CFC:
Ratio of gross expenses to average
	net assets (3)(4)(6)	143.54%
Ratio of net expenses to average
	net assets (4)(6)	2.59%
Ratio of net investment loss
	to average net assets (4)	(1.77)%

Portfolio Turnover Rate (5)		0%
*	Commencement of Operations was September 3, 2013.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns shown exclude the effect of applicable sales charges.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Ratio of gross expenses to average net
	assets including the expenses of DMFSFL-CFC (3)(4):	137.84%
(8) Ratio of net expenses to average net
	assets including the expenses of DMFSFL-CFC (4):	3.12%
(9) Ratio of net investment loss to average net
	assets including the income and expenses
	of DMFSFL-CFC (4):	(2.30)%

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

The Discretionary Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently offers one class of shares. The Fund seeks positive absolute returns. The Fund's investment objective may be changed by the Fund's Board of Trustees upon 60 days written notice to shareholders.

Class A shares are offered at net asset value plus a maximum sales charge of 5.75% and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares of the Fund.

The consolidated financial statements include Discretionary Managed Futures Strategy Fund and its wholly owned subsidiary DMFSF Fund Limited (“DMFSF”).  DMFSF commenced operations on April 29, 2013 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   Investments in Commodity Trading Advisors’ Managed Futures Programs are valued at a fair value based on the net asset value as reported by Commodity Trading Advisors.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 190,357	$ -	$ 190,357
Short-Term Investment	46,934	-	-	46,934
Total	$ 46,934	$ 190,357	$ -	$ 237,291

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

* See Consolidated Portfolio of Investments for industry classifications.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Consolidation of Subsidiary – The consolidated financial statements of the Fund include DMFSF Fund Limited, a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest.  Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary.  However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists.  These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership.  All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of DMFSF is as follows:

		% of Fund's Total
Inception Date of	DMFSF Net Assets at	Net Assets at
DMFSF:	September 30, 2013	September 30, 2013
4/29/2013	$ 44,727	16%

For tax purposes, DMFSF is an exempted Cayman investment company.  DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax.  However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended September 30, 2013:

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income

Futures transactions	Currency Risk	Net realized loss from futures transactions	$ (455)
Futures transactions	Equity Risk	Net realized loss from futures transactions	$ 276

Total			$(179)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $187,983 and $0, respectively.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Triumph Alternatives, LLC, serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, taxes, interest, brokerage fees and commissions, expenses of other investment companies in which the Fund may invest, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation) do not exceed 2.59% per annum of the Fund’s average daily net. For the period ended September 30, 2013, the Advisor waived fees and reimbursed expenses in the amount of $25,046.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.59% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.59% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.59%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, on behalf of the Fund, has adopted the Trusts’ Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the period ended September 30, 2013, the Distributor did not receive any underwriting commissions for sales of Class A shares.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the period ended September 30, 2013, the Fund assessed $0 in redemption fees.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At September 30, 2013 there were three shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund.

Shareholder	% of beneficial ownership
Christina Rowinski	28.58%
Linda Matthews	35.73%
John Milne	35.69%

7.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANY

The Fund currently invests a portion of its assets in Meech Lake Commodity Fund, L.P (Meech Lake).  The Fund may redeem its investment from Meech Lake at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  As of September 30, 2013 the percentage of the Fund’s net assets invested in the Feeder was 16%.  The performance of the Fund may be directly affected by the performance of Meech Lake.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

8.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Discretionary Managed Futures Strategy Fund

EXPENSE EXAMPLES

September 30, 2013 (Unaudited)

As a shareholder of the Discretionary Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period*	Expense Ratio During Period+
Actual	$1,000.00	$ 1,007.00	$2.32	2.59%

Hypothetical (5% return before expenses)	$1,000.00	$1,001.39	$2.31	2.59%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (27) divided by the number of days in the fiscal year (365).

+Annualized.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9750 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9750.

INVESTMENT ADVISOR

Triumph Alternatives, LLC

18 West 140 Butterfield Road,

15th Floor

Oak Brook, IL 60181

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/13

By (Signature and Title)

/s/ Brian A. Curley

       Brian A. Curley, Treasurer

Date

12/5/13